UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Allen Investment Management LLC
Address: 711 Fifth Avenue
         New York, New York  10022

13F File Number:  028-11378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard M. Felson
Title:     Vice President
Phone:     (212) 832-8000

Signature, Place, and Date of Signing:

 /s/     Howard M. Felson     New York, New York     May 07, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $283,869 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    028-12302                     Allen Operations LLC

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANADARKO PETE CORP             COM              032511107    15668   200000 SH       DEFINED 1              200000        0        0
COMVERSE TECHNOLOGY INC        COM PAR $0.10    205862402    20679  3010000 SH       DEFINED 1             3010000        0        0
DOLLAR THRIFTY AUTOMOTIVE GP   COM              256743105    12136   150000 SH       DEFINED 1              150000        0        0
EL PASO CORP                   COM              28336L109    40690  1377000 SH       DEFINED 1             1377000        0        0
ELAN PLC                       ADR              284131208     7599   506282 SH       DEFINED 1              506282        0        0
GEORGIA GULF CORP              COM PAR$0.01 NEW 373200302     8909   255400 SH       DEFINED 1              255400        0        0
GOODRICH CORP                  COM              382388106    37632   300000 SH       DEFINED 1              300000        0        0
GRIFOLS S A                    SPONSORED ADR    398438309    12907  1673969 SH       DEFINED 1             1673969        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     9636   194500 SH       DEFINED 1              194500        0        0
MARRIOTT VACATIONS WRLDWDE C   COM              57164Y107     2752    96529 SH       DEFINED 1               96529        0        0
RALCORP HLDGS INC NEW          COM              751028101    14818   200000 SH       DEFINED 1              200000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    14023    86500 SH       DEFINED 1               86500        0        0
SUNCOKE ENERGY INC             COM              86722A103     9982   702495 SH       DEFINED 1              702495        0        0
SUNOCO INC                     COM              86764P109    10873   285000 SH       DEFINED 1              285000        0        0
TAM SA                         SP ADR REP PFD   87484D103    14486   576443 SH       DEFINED 1              576443        0        0
TRANSOCEAN LTD                 REG SHS          H8817H100    10940   200000 SH       DEFINED 1              200000        0        0
TYCO INTERNATIONAL LTD         SHS              H89128104    33624   598500 SH       DEFINED 1              598500        0        0
WEBMD HEALTH CORP              COM              94770V102     5116   200010 SH       DEFINED 1              200010        0        0
YRC WORLDWIDE INC              NOTE 10.000% 3/3 984249AB8      539  1628050 SH       DEFINED 1             1628050        0        0
YRC WORLDWIDE INC              NOTE 10.000% 3/3 984249AC6      860  1099034 SH       DEFINED 1             1099034        0        0